Equity method investments - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 29, 2017	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ 199.1	€ 88.6		€ 18.2
Cash received equity method investments		€ 168.0	128.1	[1]	€ 99.9
Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Weighted average useful life of finite-lived intangible assets acquired		15 years 1 month 6 days
Equity method investment acquisition date	Jun. 29, 2017
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		24.90%
Carl Zeiss SMT Holding GmbH & Co. KG | Share of net income (loss) after accounting policy alignment
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ 246.5	111.4
Carl Zeiss SMT Holding GmbH & Co. KG | Deferred income triggered by contract modification
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		79.0
Carl Zeiss SMT Holding GmbH & Co. KG | Basis difference amortization
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		26.7	26.7
Carl Zeiss SMT Holding GmbH & Co. KG | Intercompany profit elimination
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments		€ 20.7	€ (3.9)

[1]	Depreciation and amortization includes depreciation of property, plant and equipment, amortization of intangible assets, depreciation of right-of-use assets, amortization of underwriting commissions and discount related to the bonds and credit facility.